ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS	12 Months Ended
Sep. 30, 2024
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

NOTE 6 – ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

Advance to suppliers consisted of the following:

	As of September 30,
	2024	2023
Prepayments for materials purchased	$17,641,946	$4,810,044

Advance from customers consisted of the following:

	As of September 30,
	2024	2023
Prepayments from customers	$14,861,280	$821,694